Tax Status	12 Months Ended
Dec. 31, 2025
EBP 020
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Entergy Savings Plan IX (effective January 1, 2021) obtained its latest determination letter on August 26, 2021, in which the IRS states that the Entergy Savings Plan IX, as then designed, was in compliance with the applicable requirements of the IRC of 1986 as amended. The Entergy Savings Plan IX has been amended since receiving the determination letter. However, Entergy Corporation, as Plan Sponsor, believes that the Entergy Savings Plan IX is currently designed and operated in compliance with the applicable requirements of the IRC, and the Entergy Savings Plan IX and related Master Trust continue to be tax-exempt. Accordingly, no provisions for income taxes have been included in the Entergy Savings Plan IX's financial statements.